Non-current assets of disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2018
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
Note 14 Non-current assets of disposal groups classified as held for sale

a)	International Business Operating segment

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During September 2015, the Board of subsidiary Saenz Briones S.A. authorized the sale of property located in Luján de Cuyo city, Provincia de Mendoza, Argentina. At the date of issuance of these Financial Statements that property is the same condition.

b)	Wine Operating segment

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During the last quarter of 2009, the Board of Tamarí S.A. (merged with Finca la Celia S.A. as of April 1, 2011) authorized the sale of fixed assets which includes the winery with facilities for processing and storage of wines as well as of acres that surround it and the guest house. This decision is based primarily on the advantage of consolidating the operations of processing and packaging of wines from the Wine Group subsidiaries VSPT facilities in Finca La Celia, generating significant synergies for the Group.

During 2010, the Company hired a specialist broker for such assets. Subsequently, on December 13, 2011, a sales reservation contract was signed for all of the assets. At the date of issuance of these Financial Statements this transaction is current.

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During November 2015, the Board of subsidiary Viña Valles de Chile S.A. (legal and continuing successor of Viña Misiones de Rengo S.A.) authorized the sale of certain fixed assets located in Rengo city, Provincia de Cachapoal, Sexta Región. At the date of issuance of these Financial Statements this transaction is current.
At the date of issuance of these Financial Statements this transaction is available for sale through a real estate broker specializing in this type of asset.

c)	Chile Operating segment

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On January 7, 2016, the shareholders of Compañía Pisquera Bauzá S.A. signed an agreement in which Compañía Pisquera de Chile S.A. (“CPCh”) (subsidiary of Compañía Cervecerías Unidas S.A.) sold its interest of 49% to Agroproductos Bauzá S.A. The price of the transaction was an amount of UF 150,000 (equivalent to ThCh$ 3,844,364 on December 31, 2015).

In January 2016, the first payment was received for an amount of UF 20,000 (equivalents to ThCh$ 512,596 on January 8, 2016).

The account receivable balance as of December 31, 2017 is an amount of UF 90.000, plus its interest, bouth accounted as a non-current receivable (equivalents to ThCh$ 2,411,832). This amount will be paid in annual payments maturing in 2020. It is important to mention the payment with maturating in 2018 by UF 20.000 was paid in advance during May 2017 (equivalent to ThCh$ 578,958).

Previously, in October 2015, CPCh’s Board agreed to instruct the Management to obtain an agreement with Agroproductos Bauzá based on the terms which were reflected in the before mentioned transaction.

As described in
Note 2 - Summary of significant accounting policies, 2.18
, non-current assets of disposal groups classified as held for sale have been recorded at the lower of carrying amount and fair value less cost to sale.

Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Land	1,894,078	1,786,879
Contructions	718,203	473,975
Machinerys	168,326	44,857
Total	2,780,607	2,305,711